UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
January 31, 2012 United Association S&P 500 Index Fund

Description	Shares	Value
Common Stock (97.7%)
Consumer Discretionary (10.6%)
Abercrombie & Fitch, Cl A	1,024	$47,043
Amazon.com *	4,214	819,370
Apollo Group, Cl A *	1,340	70,229
AutoNation *	715	25,568
Autozone *	358	124,541
Bed Bath & Beyond *	2,991	181,554
Best Buy	3,781	90,555
Big Lots *	863	34,080
BorgWarner *	1,257	93,810
Cablevision Systems, Cl A	2,789	40,580
CarMax *	2,575	78,357
Carnival	5,596	168,999
CBS, Cl B	7,932	225,903
Chipotle Mexican Grill, Cl A *	390	143,243
Coach	3,416	239,291
Comcast, Cl A	31,591	840,005
Darden Restaurants	1,601	73,438
DeVry	723	27,301
DIRECTV, Cl A *	8,608	387,446
Discovery Communications, Cl A *	3,327	142,662
Dollar Tree *	1,371	116,275
DR Horton	3,227	44,920
Expedia	1,109	35,898
Family Dollar Stores	1,467	81,859
Ford Motor	45,819	569,072
GameStop, Cl A *	1,801	42,071
Gannett	3,617	51,253
Gap	4,925	93,476
Genuine Parts	2,073	132,216
Goodyear Tire & Rubber *	2,902	37,726
H&R Block	3,604	58,961
Harley-Davidson	2,666	117,810
Harman International Industries	824	34,773
Hasbro	1,595	55,682
Home Depot	17,830	791,474
International Game Technology	3,039	48,411
Interpublic Group	5,766	59,563
JC Penney	1,461	60,705
Johnson Controls	7,932	252,000
Kohl’s	2,971	136,636
Leggett & Platt	1,652	35,452
Lennar, Cl A	1,899	40,810
Limited Brands	2,954	123,654
Lowe’s	14,483	388,579
Macy’s	4,874	164,205
Marriott International, Cl A	3,399	117,096
Mattel	4,188	129,828
McDonald’s	11,856	1,174,337
McGraw-Hill	3,854	177,284
NetFlix *	670	80,534
Newell Rubbermaid	3,330	61,505
News, Cl A	26,248	494,250
Nike, Cl B	4,597	478,042
Nordstrom	1,951	96,340
Omnicom Group	3,612	164,743
Orchard Supply Hardware Stores,
Cl A *	22	397
O’Reilly Automotive *	1,616	131,720
priceline.com *	591	312,923
PulteGroup *	1,812	13,499
Ralph Lauren, Cl A	847	128,744
Ross Stores	2,844	144,532
Scripps Networks Interactive, Cl A	1,067	46,265
Sears Holdings *	510	21,496
Staples	8,190	119,820
Starbucks	9,115	436,882
Starwood Hotels & Resorts
Worldwide	2,127	115,368
Target	8,484	431,072
Tiffany	1,539	98,188
Time Warner	11,635	431,193
Time Warner Cable, Cl A	3,704	273,059
TJX	4,385	298,794
TripAdvisor *	1,109	36,497
Urban Outfitters *	1,230	32,595
VF	1,096	144,113
Viacom, Cl B	6,342	298,328
Walt Disney	20,908	813,321
Washington Post, Cl B	89	33,705
Whirlpool	975	52,962
Wyndham Worldwide	1,727	68,665
Wynn Resorts	986	113,617
Yum! Brands	5,733	363,071

		15,362,241

Consumer Staples (10.5%)
Altria Group	23,976	680,919
Archer-Daniels-Midland	7,873	225,404
Avon Products	5,057	89,863
Beam	1,814	94,890
Brown-Forman, Cl B	1,159	94,122
Campbell Soup	2,186	69,296
Clorox	1,620	111,229
Coca-Cola	26,207	1,769,759
Coca-Cola Enterprises	3,807	101,990
Colgate-Palmolive	5,554	503,859
ConAgra Foods	5,084	135,590
Constellation Brands, Cl A *	2,096	43,806
Costco Wholesale	5,208	428,462
CVS	15,162	633,013
Dean Foods *	2,266	24,382
Dr. Pepper Snapple Group	2,659	103,222
Estee Lauder, Cl A	2,658	153,978
General Mills	7,631	303,943
Hershey	1,939	118,434
HJ Heinz	3,945	204,548
Hormel Foods	1,627	46,825
JM Smucker	1,387	109,268
Kellogg	3,138	155,394
Kimberly-Clark	4,832	345,778
Kraft Foods, Cl A	21,393	819,352
Kroger	7,085	168,340
Lorillard	1,555	166,992
McCormick	1,530	77,326
Mead Johnson Nutrition, Cl A	2,563	189,893
Molson Coors Brewing, Cl B	1,806	77,459
PepsiCo	18,831	1,236,632
Philip Morris International	19,951	1,491,736
Procter & Gamble	31,782	2,003,537
Reynolds American	4,331	169,905
Safeway	4,256	93,547
Sara Lee	7,250	138,838
Supervalu	2,454	16,957
Sysco	7,340	221,008
Tyson Foods, Cl A	3,510	65,426
Walgreen	10,207	340,506
Wal-Mart Stores	20,239	1,241,865

Schedule of Investments (Unaudited)
January 31, 2012 United Association S&P 500 Index Fund

Description	Shares	Value
Whole Foods Market	1,906	$141,101

		15,208,394

Energy (11.7%)
Alpha Natural Resources *	2,435	48,992
Anadarko Petroleum	6,207	501,029
Apache	4,643	459,100
Baker Hughes	5,417	266,137
Cabot Oil & Gas	2,446	78,027
Cameron International *	3,076	163,643
Chesapeake Energy	8,151	172,231
Chevron	23,870	2,460,520
ConocoPhillips	15,587	1,063,189
Consol Energy	2,655	94,890
Denbury Resources *	5,365	101,184
Devon Energy	5,229	333,662
Diamond Offshore Drilling	831	51,771
El Paso	9,726	261,338
EOG Resources	3,303	350,580
EQT	1,710	86,389
Exxon Mobil	55,423	4,641,122
FMC Technologies *	2,760	141,064
Halliburton	11,061	406,824
Helmerich & Payne	1,487	91,763
Hess	3,720	209,436
Marathon Oil	8,170	256,456
Marathon Petroleum	4,265	163,008
Murphy Oil	2,590	154,364
Nabors Industries Ltd. *	3,172	59,063
National Oilwell Varco	5,242	387,803
Newfield Exploration *	1,570	59,362
Noble	3,433	119,606
Noble Energy	2,259	227,414
Occidental Petroleum	9,879	985,628
Peabody Energy	3,172	108,133
Pioneer Natural Resources	1,437	142,694
QEP Resources	2,058	58,941
Range Resources	1,871	107,620
Rowan *	1,289	43,839
Schlumberger	16,158	1,214,597
Southwestern Energy *	4,388	136,642
Spectra Energy	8,089	254,723
Sunoco	1,348	51,709
Tesoro *	1,435	35,918
Valero Energy	6,673	160,085
Williams	7,405	213,412
WPX Energy*	2,468	40,673

		16,964,581

Financials (13.8%)
ACE	4,092	284,803
Aflac	5,589	269,557
Allstate	6,193	178,668
American Express	11,885	595,914
American International Group *	5,041	126,580
American Tower, Cl A	4,939	313,676
Ameriprise Financial	2,878	154,117
AON	4,084	197,788
Apartment Investment &
Management REIT, Cl A	1,334	32,763
Assurant	1,119	44,312
AvalonBay Communities REIT	1,146	155,867
Bank of America	122,496	873,396
Bank of New York Mellon	14,837	298,669
BB&T	8,398	228,342
Berkshire Hathaway, Cl B *	20,650	1,618,341
BlackRock, Cl A	1,188	216,216
Boston Properties REIT	1,790	186,249
Capital One Financial	5,701	260,821
CBRE Group, Cl A *	3,421	66,025
Charles Schwab	13,271	154,607
Chubb	3,231	217,802
Cincinnati Financial	1,853	60,556
Citigroup	34,241	1,051,884
CME Group, Cl A	824	197,356
Comerica	2,066	57,166
Discover Financial Services	6,578	178,790
E*Trade Financial *	3,806	31,171
Equity Residential REIT	3,682	219,263
Federated Investors, Cl B	1,699	29,019
Fifth Third Bancorp	10,881	141,562
First Horizon National	2,630	22,960
Franklin Resources	1,717	182,174
Genworth Financial, Cl A *	5,797	44,695
Goldman Sachs Group	5,819	648,644
Hartford Financial Services Group	5,215	91,367
HCP REIT	5,059	212,630
Health Care REIT	2,070	118,425
Host Hotels & Resorts REIT	7,857	129,012
Hudson City Bancorp	7,197	48,436
Huntington Bancshares	11,236	64,158
IntercontinentalExchange *	851	97,422
Invesco	5,513	124,428
JPMorgan Chase	43,913	1,637,955
KeyCorp	12,224	94,980
Kimco Realty REIT	4,869	88,859
Legg Mason	1,275	32,474
Leucadia National	2,301	63,876
Lincoln National	3,692	79,526
Loews	3,729	139,129
M&T Bank	1,587	126,547
Marsh & McLennan	6,813	215,223
MetLife	12,905	455,934
Moody’s	2,322	86,448
Morgan Stanley	17,345	323,484
Nasdaq OMX Group *	1,248	30,925
Northern Trust	2,844	117,201
NYSE Euronext	3,073	81,619
People’s United Financial	4,320	53,266
Plum Creek Timber REIT	1,896	73,527
PNC Financial Services Group (A)	6,577	387,517
Principal Financial Group	3,556	97,114
Progressive	8,179	165,870
ProLogis REIT	5,392	170,980
Prudential Financial	5,470	313,103
Public Storage REIT	1,789	248,421
Regions Financial	15,378	80,273
Simon Property Group REIT	3,374	458,392
SLM	7,040	105,248
State Street	6,272	245,737
SunTrust Banks	6,193	127,390
T Rowe Price Group	3,326	192,376
Torchmark	1,333	60,878
Travelers	5,177	301,819
UnumProvident	3,694	84,334
US Bancorp	21,948	619,373
Ventas REIT	3,407	198,662
Vornado Realty Trust REIT	2,092	169,201
Wells Fargo	63,278	1,848,350
Weyerhaeuser REIT	6,141	122,943
XL Group, Cl A	3,627	73,519

Schedule of Investments (Unaudited)
January 31, 2012 United Association S&P 500 Index Fund

Description	Shares	Value
Zions Bancorporation	2,152	$36,240

		20,034,344

Health Care (11.4%)
Abbott Laboratories	17,928	970,801
Aetna	4,139	180,874
Agilent Technologies	4,281	181,814
Allergan	3,606	317,003
AmerisourceBergen	3,522	137,252
Amgen	9,151	621,444
Baxter International	7,040	390,579
Becton Dickinson	2,766	216,882
Biogen Idec *	2,993	352,935
Boston Scientific *	19,537	116,441
Bristol-Myers Squibb	19,349	623,812
Cardinal Health	4,309	185,416
CareFusion *	2,577	61,719
Celgene *	5,553	403,703
Cerner *	1,825	111,124
Cigna	3,260	146,146
Coventry Health Care *	1,745	52,472
Covidien	5,441	280,212
CR Bard	984	91,040
DaVita *	1,154	94,409
DENTSPLY International	1,598	60,309
Edwards Lifesciences *	1,350	111,605
Eli Lilly	11,824	469,886
Express Scripts *	5,709	292,072
Forest Laboratories *	2,816	89,492
Gilead Sciences *	8,811	430,329
Hospira *	1,906	65,681
Humana	1,904	169,494
Intuitive Surgical *	481	221,217
Johnson & Johnson	32,472	2,140,230
Laboratory Corp of America Holdings *	1,300	118,807
Life Technologies *	2,047	99,136
McKesson	3,107	253,904
Medco Health Solutions *	4,966	307,991
Medtronic	12,868	496,319
Merck	34,723	1,328,502
Mylan *	5,473	113,565
Patterson	1,082	34,851
PerkinElmer	1,170	28,057
Perrigo	1,073	102,579
Pfizer	88,032	1,883,885
Quest Diagnostics	1,829	106,228
St. Jude Medical	4,191	174,807
Stryker	4,214	233,582
Tenet Healthcare *	4,603	24,350
Thermo Fisher Scientific *	4,366	230,961
UnitedHealth Group	12,223	633,029
Varian Medical Systems *	1,343	88,463
Waters *	1,070	92,630
Watson Pharmaceuticals *	1,607	94,218
WellPoint	3,990	256,637
Zimmer Holdings	2,251	136,748

		16,425,642

Industrials (10.7%)
3M	8,053	698,275
Avery Dennison	1,231	33,422
Boeing	8,513	631,494
Caterpillar	7,870	858,774
CH Robinson Worldwide	2,103	144,771
Cintas	1,410	52,241
Cooper Industries	2,006	118,595
CSX	12,267	276,621
Cummins	2,368	246,272
Danaher	6,692	351,397
Deere	5,106	439,882
Dover	2,198	139,375
Dun & Bradstreet	595	49,272
Eaton	4,305	211,074
Emerson Electric	9,183	471,823
Equifax	1,422	55,415
Expeditors International Washington	2,429	108,455
Fastenal	3,428	160,019
FedEx	3,422	313,079
Flowserve	648	71,390
Fluor	2,047	115,123
General Dynamics	4,142	286,461
General Electric	121,661	2,276,277
Goodrich	1,589	198,228
Honeywell International	8,863	514,408
Illinois Tool Works	5,636	298,877
Ingersoll-Rand	4,072	142,276
Iron Mountain	2,253	69,437
Jacobs Engineering Group *	1,479	66,200
Joy Global	1,231	111,639
L-3 Communications Holdings	1,316	93,094
Lockheed Martin	3,065	252,311
Masco	3,173	38,298
Norfolk Southern	4,337	313,132
Northrop Grumman	3,032	176,008
Paccar	4,285	189,397
Pall	1,360	81,165
Parker Hannifin	1,890	152,485
Pitney Bowes	2,199	41,715
Precision Castparts	1,765	288,895
Quanta Services *	2,520	54,432
Raytheon	3,991	191,528
Republic Services, Cl A	4,037	118,203
Robert Half International	1,782	49,344
Rockwell Automation	1,616	125,838
Rockwell Collins	1,825	105,649
Roper Industries	1,091	101,888
RR Donnelley & Sons	2,425	27,548
Ryder System	575	32,361
Snap-on	668	37,749
Southwest Airlines	8,856	84,840
Stanley Black & Decker	2,193	153,905
Stericycle *	995	83,600
Textron	3,200	81,536
Tyco International	5,826	296,835
Union Pacific	5,743	656,482
United Parcel Service, Cl B	11,162	844,406
United Technologies	10,443	818,209
W.W. Grainger	745	142,101
Waste Management	5,906	205,293
Xylem	2,251	58,323

		15,407,142

Information Technology (19.1%)
Accenture, Cl A	7,977	457,401
Adobe Systems *	5,949	184,122
Advanced Micro Devices *	6,594	44,246
Akamai Technologies *	2,176	70,176
Altera	4,046	160,990
Amphenol, Cl A	2,062	112,235
Analog Devices	3,513	137,464
Apple Computer *	10,911	4,980,653

Schedule of Investments (Unaudited)
January 31, 2012 United Association S&P 500 Index Fund

Description	Shares	Value
Applied Materials	16,226	$199,255
Autodesk *	2,669	96,084
Automatic Data Processing	5,968	326,927
BMC Software *	1,984	71,900
Broadcom, Cl A	5,885	202,091
CA	4,328	111,576
Cisco Systems	62,412	1,225,148
Citrix Systems *	2,234	145,679
Cognizant Technology Solutions, Cl A *	3,679	263,968
Computer Sciences	2,095	54,114
Corning	18,654	240,077
Dell *	17,788	306,487
eBay *	14,281	451,280
Electronic Arts *	3,892	72,275
EMC *	23,339	601,213
F5 Networks *	1,003	120,099
Fidelity National Information Services	3,120	89,107
First Solar *	640	27,059
Fiserv *	1,697	106,724
FLIR Systems	1,837	47,303
Google, Cl A *	3,022	1,753,092
Harris	1,474	60,434
Hewlett-Packard	23,200	649,136
Intel	59,314	1,567,076
International Business Machines	13,820	2,661,732
Intuit	3,476	196,185
Jabil Circuit	2,229	50,509
JDS Uniphase *	2,659	33,743
Juniper Networks *	7,076	148,101
KLA-Tencor	1,932	98,783
Lexmark International, Cl A	796	27,780
Linear Technology	2,624	87,431
LSI *	7,161	54,209
Mastercard, Cl A	1,248	443,751
Microchip Technology	2,214	81,719
Micron Technology *	11,973	90,875
Microsoft	88,133	2,602,568
Molex	1,630	43,097
Motorola Mobility Holdings *	3,302	127,556
Motorola Solutions	3,313	153,756
NetApp *	4,605	173,793
Novellus Systems *	713	33,618
NVIDIA *	7,044	104,040
Oracle	47,161	1,329,940
Paychex	3,689	116,204
Qualcomm	19,785	1,163,754
Red Hat *	2,217	102,802
SAIC *	3,333	42,862
Salesforce.com *	1,610	188,048
SanDisk *	2,775	127,317
Symantec *	8,848	152,097
TE Connectivity	5,251	179,059
Teradata *	1,955	104,710
Teradyne *	1,919	31,376
Texas Instruments	14,224	460,573
Total System Services	1,846	39,578
VeriSign	1,806	66,930
Visa, Cl A	5,957	599,513
Western Digital *	2,882	104,761
Western Union	7,794	148,865
Xerox	16,408	127,162
Xilinx	3,111	111,529
Yahoo!*	15,323	237,047

		27,582,764

Materials (3.7%)
Air Products & Chemicals	2,669	234,952
Airgas	873	68,906
Alcoa	12,645	128,473
Allegheny Technologies	1,134	51,472
Ball	2,030	79,698
Bemis	1,037	32,437
CF Industries Holdings	761	134,986
Cliffs Natural Resources	1,843	133,157
Dow Chemical	14,279	478,489
Eastman Chemical	1,917	96,464
Ecolab	3,819	230,820
EI du Pont de Nemours	10,606	539,739
FMC	857	79,427
Freeport-McMoRan Copper & Gold	11,809	545,694
International Flavors & Fragrances	941	52,517
International Paper	5,357	166,817
MeadWestvaco	2,010	59,174
Monsanto	6,507	533,899
Mosaic	3,590	200,932
Newmont Mining	6,094	374,659
Nucor	3,773	167,861
Owens-Illinois *	1,877	45,142
PPG Industries	1,879	168,321
Praxair	3,681	390,922
Sealed Air	1,807	36,014
Sherwin-Williams	1,115	108,746
Sigma-Aldrich	1,513	102,945
SunCoke Energy *	715	9,603
Titanium Metals	510	7,844
United States Steel	1,564	47,217
Vulcan Materials	1,365	59,869

		5,367,196

Telecommunication Services (2.7%)
AT&T	70,125	2,062,376
CenturyTel	7,462	276,318
Frontier Communications	11,472	49,100
MetroPCS Communications *	3,123	27,607
Sprint-FON Group *	39,132	82,960
Verizon Communications	33,907	1,276,938
Windstream	7,327	88,437

		3,863,736

Utilities (3.5%)
AES *	7,338	93,633
AGL Resources	1,409	58,488
Ameren	2,956	93,528
American Electric Power	5,888	232,929
CenterPoint Energy	4,897	90,448
CMS Energy	3,086	67,367
Consolidated Edison	3,577	210,900
Constellation Energy Group	2,316	84,372
Dominion Resources	6,557	328,112
DTE Energy	1,986	105,675
Duke Energy	16,523	352,105
Edison International	4,138	169,824
Entergy	2,099	145,629
Exelon	8,187	325,679
FirstEnergy	5,260	222,077
Integrys Energy Group	896	46,511
NextEra Energy	5,163	309,006
NiSource	3,517	79,941

Schedule of Investments (Unaudited)
January 31, 2012 United Association S&P 500 Index Fund

Description	Shares/Number of Warrants/ Rights	Value
Northeast Utilities	2,194	$76,242
NRG Energy *	2,934	49,526
Oneok	1,333	110,852
Pepco Holdings	2,591	50,939
PG&E	4,722	191,997
Pinnacle West Capital	1,366	64,557
PPL	7,079	196,725
Progress Energy	3,584	194,719
Public Service Enterprise Group	6,019	182,616
SCANA	1,298	58,189
Sempra Energy	2,938	167,172
Southern	10,337	470,954
TECO Energy	2,708	48,879
Wisconsin Energy	2,873	97,682
Xcel Energy	5,847	155,530

		5,132,803

Total Common Stock (Cost $176,683,684)		141,348,843

Exchange Traded Fund (1.1%)
i-Shares S&P 500 Index Fund (Cost $1,422,771)	12,149	1,600,874

Warrant (0.0%)
American International Group* Expires 01/19/21 (Cost $17,663)	1,043	6,101

Right (0.0%)
Sanofi-Aventis* Expires 12/31/20 (Cost $36)	4,678	5,941

Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
Orchard Supply Hardware Stores (Cost $109)	22	44

Short-Term Investment (1.1%)
PNC Advantage Institutional Money Market Fund, 0.050% (A)(B) (Cost $1,509,821)	1,509,821	1,509,821

Total Investments — 99.9% (Cost $179,634,084)†		$144,471,624

Percentages are based on Net Assets of $144,656,375.

*	Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2012.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $183,130,421, and the unrealized appreciation and depreciation were $15,149,225 and $(53,808,022) respectively.

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

A summary of the open long S&P Index futures contracts held by the Fund at January 31, 2012 is as follows:

Number of Contracts	Contract Value	Expiration Date	Net Unrealized Appreciation
24	$1,569,840	March 2012	$122,334

For the period ended January 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$141,348,843	$—	$—	$141,348,843
Exchange Traded Fund	1,600,874	—	—	1,600,874
Warrant	6,101	—	—	6,101
Preferred Stock	44	—	—	44
Right	5,941	—	—	5,941
Short-Term Investment	1,509,821	—	—	1,509,821

Total Investments in Securities	$144,471,624	$—	$—	$144,471,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$122,334	$—	$—	$122,334

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

During the period ended January 31, 2012, there have been no significant changes to the Fund’s fair value methodologies.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

UAF-QH-003-1000

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012